Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table sets forth compensation information of our Principal Executive Officer (PEO) and our non-PEO NEOs along with total shareholder return, net income and ROE performance results for our fiscal years ending in 2025, 2024, 2023, 2022 and 2021 in accordance with Item 402(v) of Regulation S-K.
					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO(1) (b)	Compensation Actually Paid to PEO(1)(2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(1) (d)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2) (e)	Total Shareholder Return(3) (f)	Peer Group Total Shareholder Return(3)(4) (g)	Net Income $M (h)	Company Selected Measure: Return on Equity(5) (i)
2025	$46,239,805	$95,383,330	$13,581,673	$22,411,593	$326	$203	$10,833	34%
2024	$37,164,405	$122,450,045	$12,652,839	$30,099,413	$258	$176	$10,129	35%
2023	$35,676,905	$62,343,130	$11,989,458	$18,255,375	$161	$135	$8,374	32%
2022	$48,029,631	$42,946,184	$16,164,592	$14,676,078	$125	$121	$7,514	32%
2021	$25,513,922	$49,856,563	$13,006,174	$21,986,724	$137	$135	$8,060	34%
(1)
The PEO reflected in columns (b) and (c) represents Mr. Squeri for all five years shown. The non-PEO NEOs reflected in columns (d) and (e) represent the following individuals for 2025: Messrs. Le Caillec, Buckminster, Grosfield and Joabar: represent the following individuals for 2024: Messrs. Le Caillec, Buckminster, Williams and Ms. Seeger; represent the following individuals for 2023: Messrs. Le Caillec, Buckminster, Campbell, Williams and Ms. Seeger; represent the following individuals for 2022: Messrs. Campbell, Williams, Buckminster and Radhakrishnan; and represent the following individuals for 2021: Messrs Campbell, Buckminster, Williams and Ms. Seeger.

(2)
Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year-end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (SCT).

PEO SCT Total to CAP Reconciliation:
2025
Summary Compensation Table (SCT) Total	$46,239,805
Deduction for change in the actuarial present values reported under “Change in Pension Value and Nonqualified Deferred Compensation Earnings” in the SCT	$(66,178)
Deduction for amounts reported under “Stock Awards” in the SCT	$(23,486,257)
Deduction for amounts reported under “Option Awards” in the SCT	$(5,399,962)
Total deductions	$(28,952,397)
Increase for service cost and prior service cost for pension plans(i)	—
Increase/deduction for change in fair value from prior year-end to vesting date of awards that vested during the year(ii)(iii)	$14,244,431
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted in any prior year that were outstanding and unvested as of year-end(ii)	$29,664,726
Increase for fair value of awards granted during year that remain unvested as of year-end(ii)	$33,353,933
Increase based on accrued dividends during year prior to vesting dates of awards(ii)	$832,833
Total adjustments	$78,095,922
Compensation Actually Paid (SCT minus deductions plus total adjustments)	$95,383,330
Average Non-PEO NEO SCT Total to CAP Reconciliation
2025
Summary Compensation Table (SCT) Total	$13,581,673
Deduction for change in the actuarial present values reported under “Change in Pension Value and Nonqualified Deferred Compensation Earnings” in the SCT	$(21,829)
Deduction for amounts reported under “Stock Awards” in the SCT	$(5,253,130)
Deduction for amounts reported under “Option Awards” in the SCT	$(1,204,938)
Total deductions	$(6,479,897)
Increase for service cost and prior service cost for pension plans(i)	—
Increase/deduction for change in fair value from prior year-end to vesting date of awards that vested during the year(ii)(iii)	$2,061,938
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted in any prior year that were outstanding and unvested as of year-end(ii)	$5,612,297
Increase for fair value of awards granted during year that remain unvested as of year-end(ii)	$7,457,146
Increase based on accrued dividends during year prior to vesting dates of awards(ii)	$178,436
Total adjustments	$15,309,817
Compensation Actually Paid (SCT minus deductions plus total adjustments)	$22,411,593

(i)
Benefit accruals were discontinued in the defined benefit (DB) pension plans in 2007; therefore, their service cost subsequent to this date is zero. The DB pension plans have not been amended during 2025 to change the value of the benefits provided under the plans; therefore, there is no prior service cost in this period.

(ii)
Fair value is determined in a manner consistent with that disclosed in our consolidated financial statements. Fair value or change in fair value, as applicable, of equity awards was determined by reference to:

▪
For RSU awards (excluding PRSUs), closing price on applicable year-end date(s) or, in the case of vesting dates, the actual vesting price.

▪
For PRSUs awarded from 2019 onwards (which include a relative TSR performance condition in addition to a relative ROE performance condition), the fair value was estimated using a Monte Carlo simulation model multiplied by an estimate of the probable payout percentage as of the applicable year-end dates, or, in the case of vesting awards, the actual vesting price and outcome.

▪
For stock options, a Black Scholes value as of the applicable year-end or vesting date, determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected term set using an elapsed term approach. This approach estimates expected term by subtracting the amount of time that has elapsed (between the grant and subsequent valuation dates) from the initial grant-date expected term estimate divided by the percentage change between the option’s strike price and the stock price at the valuation date. Volatility (based on historical and implied volatilities), risk-free rates and dividend yield are determined as of the revaluation date based on the expected term.
▪
For PSO awards (which include a Total TSR performance condition as outlined on page 65), the fair value was estimated using a Black Scholes value as the PSO awards hit the hurdle price on February 12, 2024 and as a result, a Monte Carlo simulation was no longer an applicable valuation method.

(iii)
Vested awards have met the requisite service period as well as achieved the performance and market conditions, if applicable.

(3)
Reflects cumulative TSR. It shows the growth of a $100 investment on December 31, 2020, including the reinvestment of all dividends.

(4)
Peer TSR reflects the TSR of the S&P Financials Index, the industry index peer group reported in the Company’s Stock Performance Graph in the Annual Report.

(5)
ROE is calculated for the relevant periods by dividing the (i) net income for the period by (ii) average shareholders’ equity for the period.

Company Selected Measure Name	Return on Equity
Named Executive Officers, Footnote
(1)
The PEO reflected in columns (b) and (c) represents Mr. Squeri for all five years shown. The non-PEO NEOs reflected in columns (d) and (e) represent the following individuals for 2025: Messrs. Le Caillec, Buckminster, Grosfield and Joabar: represent the following individuals for 2024: Messrs. Le Caillec, Buckminster, Williams and Ms. Seeger; represent the following individuals for 2023: Messrs. Le Caillec, Buckminster, Campbell, Williams and Ms. Seeger; represent the following individuals for 2022: Messrs. Campbell, Williams, Buckminster and Radhakrishnan; and represent the following individuals for 2021: Messrs Campbell, Buckminster, Williams and Ms. Seeger.

Peer Group Issuers, Footnote
(3)
Reflects cumulative TSR. It shows the growth of a $100 investment on December 31, 2020, including the reinvestment of all dividends.

(4)
Peer TSR reflects the TSR of the S&P Financials Index, the industry index peer group reported in the Company’s Stock Performance Graph in the Annual Report.

PEO Total Compensation Amount	$ 46,239,805	$ 37,164,405	$ 35,676,905	$ 48,029,631	$ 25,513,922
PEO Actually Paid Compensation Amount	$ 95,383,330	122,450,045	62,343,130	42,946,184	49,856,563
Adjustment To PEO Compensation, Footnote
(2)
Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year-end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (SCT).

PEO SCT Total to CAP Reconciliation:
2025
Summary Compensation Table (SCT) Total	$46,239,805
Deduction for change in the actuarial present values reported under “Change in Pension Value and Nonqualified Deferred Compensation Earnings” in the SCT	$(66,178)
Deduction for amounts reported under “Stock Awards” in the SCT	$(23,486,257)
Deduction for amounts reported under “Option Awards” in the SCT	$(5,399,962)
Total deductions	$(28,952,397)
Increase for service cost and prior service cost for pension plans(i)	—
Increase/deduction for change in fair value from prior year-end to vesting date of awards that vested during the year(ii)(iii)	$14,244,431
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted in any prior year that were outstanding and unvested as of year-end(ii)	$29,664,726
Increase for fair value of awards granted during year that remain unvested as of year-end(ii)	$33,353,933
Increase based on accrued dividends during year prior to vesting dates of awards(ii)	$832,833
Total adjustments	$78,095,922
Compensation Actually Paid (SCT minus deductions plus total adjustments)	$95,383,330
(i)
Benefit accruals were discontinued in the defined benefit (DB) pension plans in 2007; therefore, their service cost subsequent to this date is zero. The DB pension plans have not been amended during 2025 to change the value of the benefits provided under the plans; therefore, there is no prior service cost in this period.

(ii)
Fair value is determined in a manner consistent with that disclosed in our consolidated financial statements. Fair value or change in fair value, as applicable, of equity awards was determined by reference to:

▪
For RSU awards (excluding PRSUs), closing price on applicable year-end date(s) or, in the case of vesting dates, the actual vesting price.

▪
For PRSUs awarded from 2019 onwards (which include a relative TSR performance condition in addition to a relative ROE performance condition), the fair value was estimated using a Monte Carlo simulation model multiplied by an estimate of the probable payout percentage as of the applicable year-end dates, or, in the case of vesting awards, the actual vesting price and outcome.

▪
For stock options, a Black Scholes value as of the applicable year-end or vesting date, determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected term set using an elapsed term approach. This approach estimates expected term by subtracting the amount of time that has elapsed (between the grant and subsequent valuation dates) from the initial grant-date expected term estimate divided by the percentage change between the option’s strike price and the stock price at the valuation date. Volatility (based on historical and implied volatilities), risk-free rates and dividend yield are determined as of the revaluation date based on the expected term.
▪
For PSO awards (which include a Total TSR performance condition as outlined on page 65), the fair value was estimated using a Black Scholes value as the PSO awards hit the hurdle price on February 12, 2024 and as a result, a Monte Carlo simulation was no longer an applicable valuation method.

(iii)
Vested awards have met the requisite service period as well as achieved the performance and market conditions, if applicable.

Non-PEO NEO Average Total Compensation Amount	$ 13,581,673	12,652,839	11,989,458	16,164,592	13,006,174
Non-PEO NEO Average Compensation Actually Paid Amount	$ 22,411,593	30,099,413	18,255,375	14,676,078	21,986,724
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year-end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (SCT).

PEO SCT Total to CAP Reconciliation:
Average Non-PEO NEO SCT Total to CAP Reconciliation
2025
Summary Compensation Table (SCT) Total	$13,581,673
Deduction for change in the actuarial present values reported under “Change in Pension Value and Nonqualified Deferred Compensation Earnings” in the SCT	$(21,829)
Deduction for amounts reported under “Stock Awards” in the SCT	$(5,253,130)
Deduction for amounts reported under “Option Awards” in the SCT	$(1,204,938)
Total deductions	$(6,479,897)
Increase for service cost and prior service cost for pension plans(i)	—
Increase/deduction for change in fair value from prior year-end to vesting date of awards that vested during the year(ii)(iii)	$2,061,938
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted in any prior year that were outstanding and unvested as of year-end(ii)	$5,612,297
Increase for fair value of awards granted during year that remain unvested as of year-end(ii)	$7,457,146
Increase based on accrued dividends during year prior to vesting dates of awards(ii)	$178,436
Total adjustments	$15,309,817
Compensation Actually Paid (SCT minus deductions plus total adjustments)	$22,411,593

(i)
Benefit accruals were discontinued in the defined benefit (DB) pension plans in 2007; therefore, their service cost subsequent to this date is zero. The DB pension plans have not been amended during 2025 to change the value of the benefits provided under the plans; therefore, there is no prior service cost in this period.

(ii)
Fair value is determined in a manner consistent with that disclosed in our consolidated financial statements. Fair value or change in fair value, as applicable, of equity awards was determined by reference to:

▪
For RSU awards (excluding PRSUs), closing price on applicable year-end date(s) or, in the case of vesting dates, the actual vesting price.

▪
For PRSUs awarded from 2019 onwards (which include a relative TSR performance condition in addition to a relative ROE performance condition), the fair value was estimated using a Monte Carlo simulation model multiplied by an estimate of the probable payout percentage as of the applicable year-end dates, or, in the case of vesting awards, the actual vesting price and outcome.

▪
For stock options, a Black Scholes value as of the applicable year-end or vesting date, determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected term set using an elapsed term approach. This approach estimates expected term by subtracting the amount of time that has elapsed (between the grant and subsequent valuation dates) from the initial grant-date expected term estimate divided by the percentage change between the option’s strike price and the stock price at the valuation date. Volatility (based on historical and implied volatilities), risk-free rates and dividend yield are determined as of the revaluation date based on the expected term.
▪
For PSO awards (which include a Total TSR performance condition as outlined on page 65), the fair value was estimated using a Black Scholes value as the PSO awards hit the hurdle price on February 12, 2024 and as a result, a Monte Carlo simulation was no longer an applicable valuation method.

(iii)
Vested awards have met the requisite service period as well as achieved the performance and market conditions, if applicable.

Compensation Actually Paid vs. Total Shareholder Return
Approximately 73% of CEO (PEO) total compensation and on average 54% of total compensation for non-PEO NEOs is composed of long-term incentive awards that are tied to the future performance of the Company, including stock price and positive cumulative net income. As a result, the changes in CAP year-over-year are in line with TSR and net income.

Compensation Actually Paid vs. Net Income
Approximately 73% of CEO (PEO) total compensation and on average 54% of total compensation for non-PEO NEOs is composed of long-term incentive awards that are tied to the future performance of the Company, including stock price and positive cumulative net income. As a result, the changes in CAP year-over-year are in line with TSR and net income.

Compensation Actually Paid vs. Company Selected Measure
ROE is a key financial metric in both the Company’s AIA and LTIA programs because it aligns the interests of the executives with shareholders. In addition, sustaining a strong ROE is a key driver of long-term value creation.

Total Shareholder Return Vs Peer Group
The Company’s five-year cumulative TSR is well above the companies included in the S&P Financials Index and the Company’s TSR has been above that of the S&P Financials Index in each year during that four-year period.

Tabular List, Table
Tabular List of Performance Metrics
The items listed below represent three financial metrics used to determine executive compensation for 2025. Further detail on all metrics included in our Company Scorecard are described in our CD&A starting on page 54.
Performance Metrics
Return on Equity
Earnings Per Share
Revenue Growth

Total Shareholder Return Amount	$ 326	258	161	125	137
Peer Group Total Shareholder Return Amount	203	176	135	121	135
Net Income (Loss)	$ 10,833,000,000	$ 10,129,000,000	$ 8,374,000,000	$ 7,514,000,000	$ 8,060,000,000
Company Selected Measure Amount	0.34	0.35	0.32	0.32	0.34
PEO Name	Mr. Squeri
Measure:: 1
Pay vs Performance Disclosure
Name	Return on Equity
Non-GAAP Measure Description	(5) ROE is calculated for the relevant periods by dividing the (i) net income for the period by (ii) average shareholders’ equity for the period.
Measure:: 2
Pay vs Performance Disclosure
Name	Earnings Per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue Growth
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	78,095,922
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,353,933
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,664,726
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,244,431
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	832,833
PEO | Pension Value And Equity Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(28,952,397)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(66,178)
PEO | Deduction For Amounts Reported Under Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,486,257)
PEO | Deduction For Amounts Reported Under Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,399,962)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,309,817
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,457,146
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,612,297
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,061,938
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	178,436
Non-PEO NEO | Pension Value And Equity Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,479,897)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(21,829)
Non-PEO NEO | Deduction For Amounts Reported Under Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,253,130)
Non-PEO NEO | Deduction For Amounts Reported Under Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,204,938)